Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	STANCORP FINANCIAL GROUP INC
Entity Central Index Key	0001079577
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		44,357,908
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 1,866,535,131